Goodwill And Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets, Net
GOODWILL AND OTHERINTANGIBLE ASSETS, NET

A.    COMPOSITION OF IDENTIFIABLE INTANGIBLE ASSETS:

	Weighted average
	useful lives	December 31,
		2013	2012
Original cost:
Technology	10	$254,839	$254,798
Customer relations	6	201,962	201,809
Trademarks and other	11	64,489	65,002
		521,290	521,609
Accumulated amortization:
Technology		161,838	140,233
Customer relations		157,137	137,356
Trademarks and other		34,358	29,057
		353,333	306,646
Amortized cost		$167,957	$214,963

B.	AMORTIZATION EXPENSES

Amortization expenses amounted to $45,903, $49,245 and $56,952 for the years ended December 31, 2013, 2012 and 2011, respectively.

C.    AMORTIZATION EXPENSES FOR FIVE SUCCEEDING YEARS

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter areas follows:

2014		$41,790
2015		36,781
2016		26,908
2017		16,601
2018		11,821
2019	and thereafter	34,056

D.    CHANGES IN GOODWILL

Changes in goodwill during 2013 are as follows:

2013
Balance, at January 1,	$500,598

Net translation differences (1)	1,195

Balance, at December 31,	$501,793

(1)	Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.